Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,258,000	$ (2,109,000)	$ (1,937,000)	$ (4,713,000)
Depreciation and amortization	793,000	804,000	1,154,000	1,254,000
Amortization of advances			621,000	621,000
Loss on disposition of unconsolidated joint venture		1,051,000	1,051,000
Amortization of note discount		247,000	247,000	395,000
Fair value of options		10,000	10,000	265,000
Provision bad debt	(96,000)	109,000	(201,000)	(14,000)
Net realized and unrealized loss (gain) on securities	359,000	(129,000)	23,000	(84,000)
Non-controlling interest	(3,000)	(8,000)	(14,000)	(41,000)
Increase in fair value of derivative liabilities				1,603,000
Deposits with clearing organizations		50,000	50,000	2,000
Receivables from broker-dealers, clearing organizations and others	33,000	(196,000)	(786,000)	1,420,000
Other receivables	(598,000)	(779,000)
Advances to registered representatives	(178,000)	116,000
Securities owned: marketable, at market value	(281,000)	(263,000)	(307,000)	310,000
Securities owned: non-marketable, at fair value	(241,000)		10,000	33,000
Other assets	14,000	87,000	(30,000)	45,000
Accounts payable, accrued expenses and other liabilities	101,000	581,000	773,000	(690,000)
Payable to broker-dealers and clearing organizations	(106,000)	9,000
Securities sold, but not yet purchased, at market	10,000	60,000	(1,000)	(19,000)
Net cash (used in) provided by operating activities	1,283,000	(388,000)	307,000	158,000
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption of note receivable				500,000
Capital contribution to unconsolidated joint venture		(550,000)	(550,000)	(501,000)
Purchase of fixed assets	(96,000)	(106,000)	(221,000)	(480,000)
Net cash used in investing activities	(96,000)	(656,000)	(771,000)	(481,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of notes payable	(2,800,000)	(3,000,000)		(500,000)
Net proceeds from issuance of preferred stock				1,334,000
Proceeds from issuance of convertible notes payable		4,000,000	5,000,000
Principal repayment of convertible notes payable			(4,200,000)
Repayment of subordinated borrowings		(90,000)	(100,000)	(650,000)
Proceeds from issuance of subordinated borrowings			1,000,000
Net proceeds from issuance of common stock	8,375,000			1,585,000
Payment of financing costs				(169,000)
Capital contribution from noncontrolling interest				31,000
Net cash provided by financing activities	5,575,000	910,000	1,700,000	1,631,000
NET INCREASE IN CASH	6,762,000	(134,000)	1,236,000	1,308,000
Beginning of the period	7,934,000	6,698,000	6,698,000	5,390,000
End of the period	14,696,000	6,564,000	7,934,000	6,698,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	10,000	99,000	617,000	721,000
Income taxes
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends		715,000
Deemed distribution to noncontrolling interest	146,000
Reclassification of liability contracts to equity				6,464,000
Embedded conversion features				530,000
Conversion of Preferred Stock to shares of common stock	6,156,000	83,000	83,000
Common Stock to Liability [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt	125,000	450,000	515,000
Debt to Equity [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt	5,000,000
Warrants to Equity [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt	259,000
Series A Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends			715,000
Advances to Registered Representatives [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Amortization of advances			265,000	392,000
Forgivable Loans to Brokers [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Amortization of advances	$ 212,000	$ 204,000